UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6424

Nuveen New York Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Quality Income Municipal Fund, Inc. (NUN)
	December 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 23.1% (15.1% of Total Investments)
$ 4,815	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University	No Opt. Call	Aa3	$ 5,112,182
	System, Series 1993A, 5.750%, 7/01/13 – NPFG Insured
1,000	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,	No Opt. Call	AA–	1,059,570
	Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured
1,265	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	BBB	1,152,959
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
670	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University,	7/12 at 100.00	A2	684,130
	Series 2002, 5.000%, 7/01/19 – FGIC Insured
2,750	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/11 at 100.00	Aa3	2,752,558
	Series 2001, 5.000%, 7/01/26 – AMBAC Insured
2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	Aa2	2,145,320
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
2,320	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	2,363,941
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
2,830	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	Aa2	2,836,735
	Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A:
1,000	5.000%, 7/01/25 – FGIC Insured	7/17 at 100.00	BBB	1,017,200
745	5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	BBB	723,700
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Fordham University, Series 2008B,	7/18 at 100.00	Aa3	2,975,640
	5.000%, 7/01/38 – AGC Insured
875	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	877,599
	2010, 5.250%, 7/01/30
1,005	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA–	1,009,703
	5.000%, 7/01/32 – AMBAC Insured
3,300	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	3,364,581
	2009A, 5.250%, 7/01/34
3,750	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	3,747,188
	2009B, 5.000%, 7/01/39
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
800	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	876,736
640	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	694,323
4,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AA+	4,715,000
	Facilities, 1989 Resolution, Series 2000C, 5.750%, 5/15/16 – AGM Insured
1,915	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	AA+	2,202,786
	Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – AGM Insured
705	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	No Opt. Call	AA+	710,964
	University, Tender Option Bond Trust 3127, 12.656%, 1/01/14 – AMBAC Insured (IF)
6,415	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, Hofstra	1/11 at 100.00	A	6,415,706
	University, Series 1998, 5.000%, 7/01/23 – NPFG Insured
4,775	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Trinity	6/11 at 100.00	Baa1	4,723,048
	Episcopal School, Series 1997, 5.250%, 6/15/27 – NPFG Insured
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
2,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BB+	1,673,740
3,240	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	2,626,506
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
1,215	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	1,158,515
9,840	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	Baa1	8,979,590
5,910	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	4,893,598
6,250	New York City Trust for Cultural Resources, New York, Revenue Refunding Bonds, Museum of	1/11 at 100.00	Aa2	6,398,625
	Modern Art, Series 1996A, 5.500%, 1/01/21 – AMBAC Insured
1,100	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A	1,046,078
	Series 2010A, 5.125%, 9/01/40
80,130	Total Education and Civic Organizations			78,938,221
	Health Care – 14.4% (9.4% of Total Investments)
820	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/19 at 100.00	AAA	883,583
	Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34
2,340	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AA+	2,394,124
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured
2,695	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	2,640,588
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	BBB	1,021,190
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
2,250	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R	2,038,230
	Hospital, Series 2005, 4.900%, 8/15/31
9,000	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services	1/11 at 100.50	A3	9,014,940
	of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/24 –
	NPFG Insured
1,800	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series	7/17 at 100.00	AA+	1,751,688
	2007B, 5.125%, 7/01/37 – AGC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer
	Center, Series 2003-1:
2,500	5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	AA	2,580,125
3,300	5.000%, 7/01/22 – NPFG Insured	7/13 at 100.00	AA	3,410,319
2,560	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA+	2,760,064
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
2,150	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AA+	2,096,809
	Hospital Project, Series 2007, 5.000%, 8/15/36 – AGM Insured
9,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	Baa1	8,431,380
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/31 – AMBAC Insured
900	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest System	7/20 at 100.00	A–	880,002
	Inc, Series 2010A, 5.750%, 7/01/40 – AGM Insured
1,875	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	2,012,644
	Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/35
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
2,800	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	2,874,536
3,065	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	3,149,931
1,320	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	A3	1,301,903
	2010-C2, 6.125%, 11/01/37
49,375	Total Health Care			49,242,056
	Housing/Multifamily – 3.8% (2.5% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
1,500	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	1,641,540
1,500	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	1,644,600
5,515	5.000%, 7/01/25 – NPFG Insured (UB)	7/15 at 100.00	AA+	5,601,530
1,212	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	1/11 at 105.00	N/R	1,275,840
	Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 – AMBAC Insured
560	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	1/17 at 100.00	AAA	501,334
	Seaview Towers, Series 2006A, 4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
675	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA	636,073
	Series 2010-D1A, 5.000%, 11/01/42
1,685	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B,	11/17 at 100.00	Aa2	1,588,382
	5.300%, 11/01/37 (Alternative Minimum Tax)
85	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	5/11 at 100.00	AA+	85,077
	Series 1996A, 6.125%, 11/01/20 – AGM Insured
12,732	Total Housing/Multifamily			12,974,376
	Tax Obligation/General – 6.4% (4.2% of Total Investments)
1,500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – NPFG Insured	3/13 at 100.00	A2	1,595,250
805	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – NPFG Insured	No Opt. Call	A2	861,946
	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002:
2,250	5.000%, 3/01/15 – FGIC Insured	3/12 at 100.00	A3	2,317,343
1,000	5.000%, 3/01/17 – FGIC Insured	3/12 at 100.00	A3	1,022,660
	New York City, New York, General Obligation Bonds, Fiscal Series 2001D:
5	5.250%, 8/01/15 – AGM Insured	8/11 at 100.00	AA+	5,068
5	5.000%, 8/01/16 – FGIC Insured	8/11 at 100.00	AA	5,066
4,130	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	4,456,807
	FGIC Insured
	New York City, New York, General Obligation Bonds:
3,350	5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AA+	3,577,365
1,700	5.000%, 11/01/20 – AGM Insured (UB)	11/14 at 100.00	AA+	1,800,980
	Peru Central School District, Clinton County, New York, General Obligation Refunding Bonds,
	Series 2002B:
1,845	4.000%, 6/15/18 – FGIC Insured	6/12 at 100.00	A	1,874,575
1,915	4.000%, 6/15/19 – FGIC Insured	6/12 at 100.00	A	1,936,410
2,305	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/20 – NPFG Insured	8/15 at 100.00	A2	2,364,746
20,810	Total Tax Obligation/General			21,818,216
	Tax Obligation/Limited – 52.7% (34.4% of Total Investments)
3,045	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	1/11 at 100.50	N/R	3,069,512
	Harmony Heights School, Issue 1, Series 1999C, 5.500%, 7/01/18 – AMBAC Insured
130	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/11 at 100.00	AAA	129,997
	Services Facilities, Series 2000D, 5.250%, 8/15/30 – AGM Insured
	Dormitory Authority of the State of New York, Lease Revenue Bonds, Madison-Oneida Board of
	Cooperative Educational Services, Series 2002:
1,045	5.250%, 8/15/20 – AGM Insured	8/12 at 100.00	AA+	1,096,330
1,100	5.250%, 8/15/21 – AGM Insured	8/12 at 100.00	AA+	1,145,947
1,135	5.250%, 8/15/22 – AGM Insured	8/12 at 100.00	AA+	1,172,398
3,610	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AA–	3,791,186
	2004-2, 5.000%, 7/01/20 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
2,300	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	2,552,126
1,200	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,230,312
7,900	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	A+	8,140,555
	Program, Series 2002D, 5.250%, 10/01/23 – NPFG Insured
1,040	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,091,532
	2005F, 5.000%, 3/15/21 – AGM Insured
2,420	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/18 at 100.00	AA+	2,626,668
	City School District Project, Series 2008A, 5.750%, 5/01/28 – AGM Insured (UB)
3,300	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	No Opt. Call	AA–	3,278,946
	City School District Project, Series 2009A, 5.000%, 5/01/31
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2003:
1,200	5.750%, 5/01/20 – AGM Insured	5/12 at 100.00	AA+	1,255,680
1,000	5.750%, 5/01/22 – AGM Insured	5/12 at 100.00	AA+	1,042,590
1,710	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AA+	1,755,862
	City School District, Series 2004, 5.750%, 5/01/26 – AGM Insured (UB)
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District Project, Series 2007A:
5,980	5.750%, 5/01/27 – AGM Insured (UB)	5/17 at 100.00	AA+	6,447,277
1,670	5.750%, 5/01/28 – AGM Insured (UB)	5/17 at 100.00	AA+	1,795,718
14,635	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	13,237,504
	2/15/47 – FGIC Insured
7,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AA+	7,659,075
	5.250%, 11/15/25 – AGM Insured
4,600	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AA–	4,859,578
	5.500%, 7/01/18 – NPFG Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
1,000	5.750%, 7/01/18 – AGM Insured	No Opt. Call	AA+	1,169,270
1,000	5.750%, 7/01/18 – AGM Insured (UB)	No Opt. Call	AA+	1,169,270
3,000	5.500%, 1/01/19 – NPFG Insured	7/12 at 100.00	AA–	3,164,910
6,000	5.500%, 1/01/20 – NPFG Insured	7/12 at 100.00	AA–	6,324,780
3,000	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	3,004,290
8,000	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA–	7,853,440
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,
	Series 2003A:
1,555	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	1,609,549
1,555	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	1,602,505
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
2,720	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,808,998
1,990	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,039,631
4,960	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	5,016,742
1,500	5.000%, 10/15/32 – AMBAC Insured (UB)	10/14 at 100.00	AAA	1,504,245
1,600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	1,620,336
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2002B:
5	5.250%, 5/01/12 – NPFG Insured	11/11 at 101.00	AAA	5,250
970	5.000%, 5/01/30 – NPFG Insured	11/11 at 101.00	AAA	969,932
1,995	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	2,118,969
	Series 2003E, 5.250%, 2/01/22 – NPFG Insured
1,845	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	2,009,390
	Series 2004C, 5.000%, 2/01/19 – SYNCORA GTY Insured
3,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	3,692,395
	Fiscal Series 2003D, 5.000%, 2/01/22 – NPFG Insured
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option
	Bonds Trust 3095:
845	13.179%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AA+	885,915
4,005	13.165%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	3,994,547
3,750	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,	No Opt. Call	AAA	4,281,863
	4/01/16 – AGM Insured (UB)
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Genera1 Series	4/14 at 100.00	AA	1,060,050
	2004A, 5.000%, 4/01/22 – NPFG Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
8,455	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	9,730,437
2,600	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	2,728,752
1,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	1,044,260
	5.000%, 3/15/24 – AMBAC Insured
3,195	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A,	9/20 at 100.00	AAA	3,257,558
	5.000%, 3/15/30
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
12,400	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	13,201,164
1,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	1,030,090
3,190	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities,	No Opt. Call	Aa3	3,476,972
	Series 1995, 5.600%, 4/01/15 – NPFG Insured
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	504,775
	2005B, 5.000%, 3/15/30 – AGM Insured
1,980	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/15 at 100.00	AA+	1,881,475
	High School Facility, Series 2005, 5.000%, 6/15/28 – AGM Insured
	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds,
	Series 2002E:
3,000	5.500%, 7/01/14 – AGM Insured	No Opt. Call	AA+	3,273,090
6,000	5.500%, 7/01/18 – AGM Insured	No Opt. Call	AA+	6,627,300
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	AA+	2,388,475
	2010A, 5.000%, 8/01/40 – AGM Insured
3,235	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	AA+	3,138,856
	2010C, 5.125%, 8/01/42 – AGM Insured
3,765	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	BBB–	2,841,784
	Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)
175,135	Total Tax Obligation/Limited			180,410,058
	Transportation – 15.8% (10.3% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A:
900	4.750%, 11/15/27 – NPFG Insured	11/15 at 100.00	AA+	875,007
1,000	4.750%, 11/15/30 – AMBAC Insured	11/15 at 100.00	A	958,350
7,575	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AA+	6,915,445
	4.500%, 11/15/36 – AGM Insured
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
3,815	5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	A	4,047,753
4,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	A	4,067,760
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002E:
2,665	5.500%, 11/15/21 – NPFG Insured	11/12 at 100.00	A	2,842,302
8,500	5.000%, 11/15/25 – NPFG Insured	11/12 at 100.00	A	8,505,525
970	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%,	1/18 at 100.00	A+	994,454
	1/01/25 – FGIC Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
2,665	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	2,767,709
4,075	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	4,072,514
1,700	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA+	1,722,882
	AGM Insured (UB)
2,500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/11 at 100.00	Baa1	2,411,375
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
1,700	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	Aa2	1,705,950
	Series 2005, 5.000%, 12/01/31 – SYNCORA GTY Insured
1,175	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA+	1,165,506
	Eighth Series 2008, Trust 2920, 16.944%, 8/15/32 – AGM Insured (IF)
5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A	1/12 at 100.00	Aa2	5,160,100
	5.250%, 1/01/20 – FGIC Insured
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
1,570	5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3	1,814,229
3,800	5.250%, 11/15/22 – NPFG Insured	11/12 at 100.00	Aa3	3,948,276
53,610	Total Transportation			53,975,137
	U.S. Guaranteed – 17.2% (11.3% of Total Investments) (4)
1,990	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	2,325,932
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
1,410	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/11 at 100.00	AA– (4)	1,446,716
	Facilities, Series 2001, 5.500%, 7/01/20 (Pre-refunded 7/01/11) – FGIC Insured
	Longwood Central School District, Suffolk County, New York, Series 2000:
910	5.750%, 6/15/19 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	A1 (4)	939,912
1,410	5.750%, 6/15/20 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	A1 (4)	1,456,347
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
4,000	5.000%, 4/01/17 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AAA	4,554,880
1,000	5.000%, 4/01/29 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AAA	1,138,720
	Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds,
	Series 1998B:
10,000	4.875%, 7/01/18 – FGIC Insured (ETM)	1/11 at 100.00	AAA	10,176,700
4,500	4.750%, 7/01/26 – FGIC Insured (ETM)	1/11 at 100.00	AAA	4,661,640
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2002B:
10,165	5.250%, 5/01/12 (Pre-refunded 11/01/11) – NPFG Insured	11/11 at 101.00	AAA	10,678,231
2,420	5.250%, 5/01/17 (Pre-refunded 11/01/11) – NPFG Insured	11/11 at 101.00	Aaa	2,542,186
30	5.000%, 5/01/30 (Pre-refunded 11/01/11) – NPFG Insured	11/11 at 101.00	AAA	31,452
6,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	6,429,960
	Series 2003C, 5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2002C, 5.125%, 3/15/25	3/12 at 100.00	AA+ (4)	5,271,700
	(Pre-refunded 3/15/12) – AGM Insured
6,965	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%,	4/12 at 100.00	AAA	7,355,458
	4/01/20 (Pre-refunded 4/01/12) – AGM Insured
55,800	Total U.S. Guaranteed			59,009,834
	Utilities – 11.4% (7.4% of Total Investments)
1,560	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA+	1,438,975
1,650	Islip Resource Recovery Agency, New York, Revenue Bonds, Series 1994B, 7.250%, 7/01/11 –	No Opt. Call	A1	1,701,348
	AMBAC Insured (Alternative Minimum Tax)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
4,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA+	2,235,480
4,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA+	2,094,040
5,000	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA+	2,450,400
7,000	0.000%, 6/01/27 – AGM Insured	No Opt. Call	AA+	3,213,070
10,500	0.000%, 6/01/28 – AGM Insured	No Opt. Call	AA+	4,495,785
7,000	0.000%, 6/01/29 – AGM Insured	No Opt. Call	AA+	2,803,920
2,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AA+	2,497,025
	5.000%, 9/01/27 – AGM Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
6,180	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	6,313,735
8,020	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A–	8,103,007
750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	707,183
	5.000%, 12/01/35 – CIFG Insured
865	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	923,586
	11/15/19 – FGIC Insured
59,025	Total Utilities			38,977,554
	Water and Sewer – 8.3% (5.4% of Total Investments)
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	2,985,240
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
6,525	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	6,665,288
	Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – NPFG Insured (UB)
3,500	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/16 at 100.00	AAA	3,477,460
	Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/13 at 100.00	AAA	4,982,750
	Refunding Bonds, Fiscal Series 2003E, 5.000%, 6/15/34
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/17 at 100.00	AA+	2,980,320
	Bonds, Second Generation Resolution, Series 2007AA, 5.000%, 6/15/37
7,000	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AAA	7,137,131
	6/01/28 – NPFG Insured (UB)
28,025	Total Water and Sewer			28,228,189
$ 534,642	Total Investments (cost $513,988,772) – 153.1%			523,573,641
	Floating Rate Obligations – (11.8)%			(40,245,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (47.3)% (5)			(161,700,000)
	Other Assets Less Liabilities – 6.0%			20,421,947
	Net Assets Applicable to Common Shares – 100%			$ 342,050,588

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$523,573,641	$ —	$523,573,641

During the period ended December 31, 2010, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2010, the cost of investments was $473,319,172.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2010, were as follows:

Gross unrealized:
Appreciation	$16,923,875
Depreciation	(6,933,189)
Net unrealized appreciation (depreciation) of investments	$ 9,990,686

The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service, Inc.
("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.9%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Quality Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 1, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         March 1, 2011